RELATED PARTY BALANCES AND TRANSACTIONS (Parenthetical) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	$ 4,769,475	$ 2,947,871